Commitments and Contingencies (Schedule of Operating Commitments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Bandwidth leasing [Member]
Operating Commitments [Line Items]
2016	$ 7,655
2017	1,339
2018 and thereafter	4
Total minimum payments required	8,998
Office rental [Member]
Operating Commitments [Line Items]
2016	4,288
2017	3,506
2018 and thereafter	2,431
Total minimum payments required	10,225
Fees for operating rights of licensed games in development [Member]
Operating Commitments [Line Items]
2016	3,038
2017	150
2018 and thereafter	0
Total minimum payments required	3,188
Others [Member]
Operating Commitments [Line Items]
2016	663
2017	34
2018 and thereafter	0
Total minimum payments required	$ 697